SHARE BASED COMPENSATION - Summary of share-based compensation expense by type of awards (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SHARE BASED COMPENSATION
Total share-based compensation expense	¥ 603	¥ 1,332
Employee stock options
SHARE BASED COMPENSATION
Total share-based compensation expense	221	937
Restricted share units grants
SHARE BASED COMPENSATION
Total share-based compensation expense	¥ 382	¥ 395